MAIN BUYWRITE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 112.7%
	EQUITY - 112.7%
54,600	Invesco QQQ Trust Series 1(a)				$ 20,745,270
336,700	iShares MSCI Emerging Markets ETF(a)				17,646,447
88,300	iShares Russell 2000 ETF(a)				19,948,736
72,400	Kraneshares MSCI All China Health Care Index ETF				2,594,816
24,800	SPDR Dow Jones Industrial Average ETF Trust(a)				8,777,216
128,200	SPDR S&P 500 ETF Trust(a)				57,889,992
31,600	VanEck Vectors Oil Services ETF(a)				5,870,648
					133,473,125

	TOTAL EXCHANGE-TRADED FUNDS (Cost $106,191,919)				133,473,125

	TOTAL INVESTMENTS - 112.7% (Cost $106,191,919)				$ 133,473,125
	CALL OPTIONS WRITTEN - (14.4)% (Proceeds - $9,157,766)				(17,073,513)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.7%				1,982,925
	NET ASSETS - 100.0%				$ 118,382,537

Contracts(b)
	WRITTEN EQUITY OPTIONS - (14.4)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (14.4)%
546	Invesco QQQ Trust Series 1	12/17/2021	$ 321	$ 20,745,270	$ 3,421,782
3,367	iShares MSCI Emerging Markets ETF	12/17/2021	54	17,646,447	425,926
883	iShares Russell 2000 ETF	12/17/2021	202	19,948,736	2,441,053
248	SPDR Dow Jones Industrial Average ETF Trust	01/21/2022	315	8,777,216	1,057,100
1,282	SPDR S&P 500 ETF Trust	12/17/2021	380	57,889,992	9,558,592
316	VanEck Vectors Oil Services ETF	10/15/2021	200	5,870,648	169,060
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $9,157,766)				17,073,513

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $9,157,766)				$ 17,073,513

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.